Shareholder Report, Holdings (Details) - DGA Core Plus Absolute Return ETF	Jan. 31, 2025
ProShares Short S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Goldman Sachs Access Treasury 0-1 Year ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SPDR Dow Jones Industrial Average ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%